COMMITMENTS AND CREDIT RISK (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Summary of Contractual Amounts of Commitments and Standby Letters of Credit to Originate Loans and Available Lines of Credit

The contractual amounts of commitments to originate loans and available lines of credit as of June 30, 2016 and December 31, 2015 were as follows:

	June 30, 2016		December 31, 2015
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Commitments to make loans	$27,581	$56,792	$30,261	$55,694
Mortgage loans in the process of origination	11,071	2,783	5,116	1,941
Unused lines of credit	40,969	70,466	44,392	55,769

	June 30, 2016		December 31, 2015
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Standby letters of credit	$4,286	$551	$3,588	$1,253

The contractual amounts of commitments to originate loans and available lines of credit as of December 31, 2015 and 2014 were as follows:

	December 31, 2015		December 31, 2014
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Commitments to make loans	$30,261	$55,694	$9,791	$15,776
Mortgage loans in the process of origination	5,116	1,941	2,175	761
Unused lines of credit	44,392	55,769	32,447	48,290

The contractual amounts of standby letters of credit as of December 31, 2015 and 2014 were as follows:

	December 31, 2015		December 31, 2014
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Standby letters of credit	$3,588	$1,253	$2,093	$616